Share Capital (Schedule of Share Capital) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Stock Options Class of Share Capital [member]
Disclosure of classes of share capital [line items]
Outstanding, options, beginning	1,155,527	844,993
Exercised, options	(20,000)	(307,160)
Granted, options	648,502
Forfeited, options		617,694
Outstanding, options, ending	1,784,029	1,155,527
Exercisable, options	826,680	537,833
Outstanding, options, Weighted average exercise price, beginning	$ 5.56	$ 4.19
Exercised, options, Weighted average exercise price	0.85	3.39
Forfeited, options, Weighted average exercise price		6.35
Granted, options, Weighted average exercise price	6.21
Outstanding, options, Weighted average exercise price, ending	5.85	5.56
Exercisable, options, Weighted average exercise price	$ 5.37	$ 4.64
Warrants Class of Share Capital [member]
Disclosure of classes of share capital [line items]
Outstanding, other than options, beginning	344,462	582,977
Paid, other units	(204,462)	(238,515)
Expired unvested, other than options	(140,000)
Outstanding, other than options, ending		344,462
Weighted average, beginning, other units	$ 6.01	$ 6.01
Weighted average, exercised, other units	6.01	6.01
Weighted average, expired unvested, other units	$ 6.01
Weighted average, ending, other units		$ 6.01